ACCESSOR FUNDS

                       SUPPLEMENT DATED DECEMBER 29, 2008
                                     TO THE
                 ACCESSOR STRATEGIC ALTERNATIVES FUND PROSPECTUS
          ADVISOR CLASS SHARES & STRATEGIC ALTERNATIVES FUND PROSPECTUS
         INVESTOR CLASS SHARES & STRATEGIC ALTERNATIVES FUND PROSPECTUS
           A & C CLASS SHARES & STRATEGIC ALTERNATIVES FUND PROSPECTUS
                             DATED SEPTEMBER 1, 2008
                        (collectively, the "Prospectus")


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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Change of Designation of Share Class

At a meeting held on November 7, 2008, the Board of Trustees of Forward Funds approved a proposal to designate the shares of the Accessor Strategic Alternatives Fund offered by the Prospectus as Advisor Class shares. Effective December 31, 2008, all references to the shares of the Accessor Strategic Alternatives Fund in the Prospectus will be to Advisor Class shares.





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                       SUPPLEMENT DATED DECEMBER 29, 2008
                                     TO THE
               ACCESSOR FUNDS STATEMENT OF ADDITIONAL INFORMATION
                             DATED SEPTEMBER 1, 2008

Effective December 31, 2008, the fourth paragraph of the Introduction is replaced to be read as follows:

Each Fund offers three classes of shares, Advisor Class shares, Investor Class shares, and C Class shares. Fourteen Funds offer four classes of shares, the three aforementioned and the A Class shares. The U.S. Government Fund offers an additional Institutional Class of shares. The share classes are offered through separate prospectuses for a total of three prospectuses: the Advisor Class Shares Prospectus, the Investor Class Shares Prospectus, and the A Class and C Class Prospectus, each dated September 1, 2008. Advisor Class shares and Institutional Class shares of the U.S. Government Money Fund are offered through solo prospectuses, and Advisor Class shares and Investor Class shares of the Strategic Alternatives Fund are offered through solo prospectuses. In addition, Advisor Class shares of the Strategic Alternatives Fund are offered through the aforementioned Advisor Class Shares Prospectus, the Investor Class Shares Prospectus, and the A Class and C Class Prospectus. A copy of the applicable Prospectus may be obtained free of charge by writing to or calling the address or telephone number listed above or by visiting our website at www.accessor.com. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectus.